INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 149	$ 471	$ 3
Trade receivables	45	0	0
Other receivables	14	20	4
Inventory	66	74	0
Total current assets	274	565	7
NON-CURRENT ASSETS:
Property and equipment, net	48	37	1
Operating lease right-of-use assets	47	55	0
Intangible assets, net	37	32	0
Total long-term assets	132	124	1
TOTAL ASSETS	406	689	8
CURRENT LIABILITIES:
Short-term credit	86	97	0
Trade account payables	76	42	9
Short-term operating lease liabilities	18	19	0
Other account payables	202	102	2
Total current liabilities	382	260	11
NON-CURRENT LIABILITIES:
Long-term loans from a major stockholder	233	239	62
Long-term operating lease liabilities	25	38	0
Other liabilities	36	32	0
Total long-term liabilities	294	309	62
Total Liabilities	676	569	73
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Common stock, $0.01 par value - authorized: 51,000,000; shares issued and outstanding: 45,125,405 as of June 30, 2022 and 31,549,132 as of December 31, 2021, issued and outstanding: 5,153,461 as of December 31, 2021 and 2020	451	315	261
Capital reserve from transaction with a major stockholder	25	15	2
Additional paid in capital	55	186	(261)
Accumulated deficit	(802)	(397)	(68)
Total stockholders’ deficiency	(270)	120	(65)
Total liabilities and stockholders’ equity (deficiency)	406	689	8
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	0	0
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	0	0
Series D Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	$ 1	$ 1	$ 1